STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained earnings [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2013	$ 129,131	$ 826	$ 127,060	$ (172)	$ 430	$ 987
Balance (in shares) at Dec. 31, 2013		37,155,355
Issuance of shares	54,726	$ 201	54,525	0	0	0
Issuance of shares (in shares)		6,903,141
Exercise of stock options	204	$ 2	202	0	0	0
Exercise of stock options (in shares)		115,721
Stock-based compensation expenses	1,557	$ 0	327	0	0	1,230
Dividend	(8,681)	0	0	0	(8,681)	0
Other comprehensive loss	(5,354)	0	0	(5,175)	0	(179)
Net income	16,141	0	0	0	15,520	621
Balance at Dec. 31, 2014	187,724	$ 1,029	182,114	(5,347)	7,269	2,659
Balance (in shares) at Dec. 31, 2014		44,174,217
Issuance of shares	(50)	$ 0	(50)	0	0	0
Issuance of shares (in shares)		0
Exercise of stock options	419	$ 6	413	0	0	0
Exercise of stock options (in shares)		161,003
Stock-based compensation expenses	234	$ 0	220	0	0	14
Acquisition of non-controlling interests (Note 3)	(1,744)	0	(1,708)	0	0	(36)
Dividend	(8,535)	0	0	0	(7,788)	(747)
Other comprehensive loss	(1,379)	0	0	(1,348)	0	(31)
Net income	16,437	0	0	0	16,198	239
Balance at Dec. 31, 2015	193,106	$ 1,035	180,989	(6,695)	15,679	2,098
Balance (in shares) at Dec. 31, 2015		44,335,220
Exercise of stock options	41	$ 1	40	0	0	0
Exercise of stock options (in shares)		20,550
Stock-based compensation expenses	152	$ 0	103	0	0	49
Exercise of stock options in a subsidiary	(292)	0	1,012	0	0	(1,304)
Acquisition of non-controlling interests (Note 3)	(3)	0	641	0	0	(644)
Dividend	(7,859)	0	0	0	(7,761)	(98)
Other comprehensive loss	(692)	0	0	(733)	0	41
Net income	12,188	0	0	0	11,907	281
Balance at Dec. 31, 2016	$ 196,641	$ 1,036	$ 182,785	$ (7,428)	$ 19,825	$ 423
Balance (in shares) at Dec. 31, 2016		44,355,770